Long-Term Debt and Bonds, Maturities of Debt Facilities (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Principal Repayments [Abstract]
Year 1	$ 25,073
Year 2	12,456
Year 3	12,450
Year 4	162,450
Year 5 and thereafter	103,688
Total	$ 316,117